Consolidated Statements of Income - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Net revenue:
Dialysis Care Revenue	$ 3,506,487,000	$ 3,276,629,000	$ 10,249,419,000	$ 9,135,597,000
Less: Patient service bad debt provision	104,248,000	79,871,000	319,978,000	207,823,000
Net Dialysis Care	3,402,239,000	3,196,758,000	9,929,441,000	8,927,774,000
Dialysis Products Revenue	829,112,000	916,004,000	2,460,573,000	2,583,382,000
Net revenue	4,231,351,000	4,112,762,000	12,390,014,000	11,511,156,000
Costs of revenue:
Dialysis Care Cost of Revenue	2,458,449,000	2,393,333,000	7,355,881,000	6,712,355,000
Dialysis Products Cost of Revenue	391,140,000	431,341,000	1,171,054,000	1,217,163,000
Cost of revenues	2,849,589,000	2,824,674,000	8,526,935,000	7,929,518,000
Gross profit	1,381,762,000	1,288,088,000	3,863,079,000	3,581,638,000
Operating expenses:
Selling, general and administrative	742,330,000	671,381,000	2,119,864,000	1,921,525,000
Research and development	34,939,000	30,234,000	100,360,000	90,963,000
Income from at equity method investees	9,037,000	3,451,000		21,942,000
Operating income	613,530,000	589,924,000	1,664,893,000	1,591,092,000
Other (income) expense:
Interest income	6,490,000	11,616,000	79,599,000	39,930,000
Interest expense	105,935,000	110,719,000	383,110,000	333,700,000
Income before income taxes	514,085,000	490,821,000	1,361,382,000	1,297,322,000
Income tax expense	168,434,000	161,719,000	441,667,000	440,294,000
Net Income	345,651,000	329,102,000	207,079,000	147,081,000
Less: Net income attributable to noncontrolling interests	83,331,000	58,259,000	207,079,000	147,081,000
Net Income attributable to the Company	$ 262,320,000	$ 270,843,000	$ 712,636,000	$ 709,947,000
Basic income per Ordinary share	$ 0.86	$ 0.89	$ 2.34	$ 2.35
Fully diluted income per Ordinary share	$ 0.86	$ 0.89	$ 2.34	$ 2.35